Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense

For the years ended December 31, 2024 and 2023, the components of income tax expense consist of the following:

	For the years ended December 31,
	2024	2023
Current income tax	$1,692,244	$1,757,948
Deferred income tax	(179,486)	(49,686)
Total Income tax	$1,512,758	$1,708,262

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the years ended December 31,
	2024	2023
PRC statutory income tax rates*	25.00%	25.00%
Permanent difference	-%	(0.06)%
Super deduction on eligible R&D expenditure	(3.76)%	3.98%
“High-tech enterprise” tax deduction	(10.67)%	7.50%
Effect of different tax jurisdiction	(1.20)%	(13.29)%
Effect of adjusting income tax for prior periods	(0.62)%	-%
Effect of internal withholding of income tax and internal offsetting	-	(1.85)%
Change in valuation allowance	0.33%	(28.61)%
Actual income tax rate	9.08%	(7.33)%

*	As the Company’s business operation mainly concentrated in PRC, the Company determined to apply PRC statutory tax rate in reconciliation of the statutory tax rate to the effective tax rate.

Schedule of Deferred Tax Assets

Deferred tax assets consist of the following:

	As of
	December 31, 2024	December 31, 2023
Allowance	$39,236	$5,870,437
Accrued expense	387,249	72,512
Net operating losses carried forward in the PRC	278,989	234,833
Net operating losses carried forward in the U.S.	1,858,265	1,488,696
Net operating losses carried forward in the HK	150,280	153,317
Totals	2,714,019	7,819,795
Less: Valuation allowance	(2,287,534)	(7,563,239)
Deferred tax assets, net	$426,485	$256,556